RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Value at risk	$ 1,692,516	$ 1,447,384
Bottom of range
Disclosure Of Risk Management [Line Items]
Value at risk	1,092,446	1,108,052
Weighted average
Disclosure Of Risk Management [Line Items]
Value at risk	1,509,084	1,250,084
Top of range
Disclosure Of Risk Management [Line Items]
Value at risk	1,711,794	1,447,384
Interest Rate Risk [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	359,654	249,070
Interest Rate Risk [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Value at risk	242,568	204,478
Interest Rate Risk [Member] | Weighted average
Disclosure Of Risk Management [Line Items]
Value at risk	325,400	241,602
Interest Rate Risk [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Value at risk	409,369	317,524
Currency risk [member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,015,874	909,648
Currency risk [member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Value at risk	496,565	563,322
Currency risk [member] | Weighted average
Disclosure Of Risk Management [Line Items]
Value at risk	874,432	712,435
Currency risk [member] | Top of range
Disclosure Of Risk Management [Line Items]
Value at risk	1,055,546	909,648
Equity price risk [member]
Disclosure Of Risk Management [Line Items]
Value at risk	110,386	91,847
Equity price risk [member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Value at risk	101,757	91,847
Equity price risk [member] | Weighted average
Disclosure Of Risk Management [Line Items]
Value at risk	105,576	103,127
Equity price risk [member] | Top of range
Disclosure Of Risk Management [Line Items]
Value at risk	110,386	112,372
Other price risk [member]
Disclosure Of Risk Management [Line Items]
Value at risk	206,602	196,819
Other price risk [member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Value at risk	195,944	187,842
Other price risk [member] | Weighted average
Disclosure Of Risk Management [Line Items]
Value at risk	203,676	192,920
Other price risk [member] | Top of range
Disclosure Of Risk Management [Line Items]
Value at risk	$ 207,503	$ 198,227